Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Lease (Additional Textual) [Abstract]
Capital lease obligation	$ 3.0	$ 22.7	$ 3.3
Minimum sublease rentals due in future	21.3
Accumulated depreciation related to assets under capital lease	119.3	106.7
Land and Land Improvements [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	27.9	27.9
Building and Improvements [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	193.7	193.7
Equipment and Fixture [Member]
Assets capitalized under capital lease
Assets capitalized under capital lease	$ 69.3	$ 76.7